Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	11-K
Entity Registrant Name	FRANKLIN RESOURCES, INC.
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Registrant Name	0000038777